Financial Risk Management - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management [line items]
Foreign exchange gain (loss)	$ (168,499)	$ (41,391)	$ (1,364,929)
Liquidity risk [member]
Disclosure Of Financial Risk Management [line items]
Net current assets	52,664,413
Currency risk [member] | Monetary items [member]
Disclosure Of Financial Risk Management [line items]
Foreign exchange gain (loss)	$ (168,499)	(41,391)	(1,364,929)
Interest rate risk [member] | Floating interest rate [member]
Disclosure Of Financial Risk Management [line items]
Assumed change in interest rate	0.25%
Decrease or increase in net profit (loss) before tax	$ 280,558	$ 216,955	$ 277,612
Revenue from five largest customers [member]
Disclosure Of Financial Risk Management [line items]
Percentage of entity's revenue	38.70%	36.60%